Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2020 Fund))	0 Months Ended
Jun. 28, 2011
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.18%
Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.36%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	2.04%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	2.00%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	1.43%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.69%
Total Annual Fund Operating Expenses	0.77%